Payments, by Category - 12 months ended Dec. 31, 2023 - USD ($)	Total	Newmont Corporation [Member]	Newcrest Mining Limited [Member]
Payments:
Taxes		$ 813,140,567	$ 116,287,184
Royalties		201,253,851	56,341,464
Fees		19,748,854	8,646,971
Bonuses		4,154,515	5,099,647
Infrastructure		16,823,787	7,053,571
Total Payments	$ 1,248,550,410	$ 1,055,121,573	$ 193,428,837